UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(Registrant's telephone number, including area code): (414) 765-6872

Date of fiscal year end:  October 31, 2019

Date of reporting period:  April 30, 2019

Item 1. Reports to Stockholders.

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

HUBER CAPITAL DIVERSIFIED
LARGE CAP VALUE FUND

HUBER CAPITAL MID CAP VALUE FUND

Investor Class
Institutional Class

SEMI-ANNUAL REPORT
April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper may apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

Huber Funds

TABLE OF CONTENTS

Letter to Shareholders	1
Expense Example	6
Sector Allocation of Portfolio Assets	9
Schedules of Investments	11
Statements of Assets And Liabilities	24
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	38
Notes to Financial Statements	46
Notice to Shareholders	60
Householding	60
Approval of Investment Advisory Agreement	61
Privacy Notice	69

May 15, 2019

Dear Shareholder:

Equity markets were volatile during the six-months ended April 30, 2019, mostly due to the December crash, from which they recovered throughout 2019, ultimately ending the period modestly higher. Equities sold off sharply in December due to rising rates and saber-rattling between U.S. and Chinese leaders, which sparked concerns of tariffs and trade wars. Utilities and large cap companies fared better in December, as investors moved funds away from small caps and into investments viewed as safer.  In January, the selloff reversed, with equity markets advancing in each of the first four months of 2019, resulting in a modest gain for the period.  Growth once again beat value, and mid cap stocks outperformed their large and small cap counterparts. We continue to believe that valuations in some areas don’t match up with prices, and this creates opportunity for disciplined investors focusing on fundamentals. Huber Capital remains steadfast in our commitment to fundamentals over momentum, as we believe this can lead to superior long-term results.

During the six-months ended April 30, 2019, the Huber Capital Equity Income Fund (“Equity Income Fund”) and the Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”) both underperformed the Russell 1000® Value Index, their primary benchmark.  The Huber Capital Small Cap Value Fund (“Small Cap Value Fund”) and the Huber Capital Mid Cap Value Fund (“Mid Cap Value Fund”) underperformed their primary benchmarks, the Russell 2000® Value Index and the Russell Midcap® Value Index, respectively.

Equity Income Fund Review

For the fiscal six-month period ended April 30, 2019, the Equity Income Fund Investor Class and Institutional Class returned 7.20% and 7.33%, respectively, underperforming the 7.90% total return of the Russell 1000® Value Index and the 9.76% total return of the S&P 500® Index.  The sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 1000® Value Index were technology, utilities and consumer staples, while energy, producer durables and financial services were the largest detractors.  On an individual stock basis, our best relative performers were Microsoft Corp. (“Microsoft”), KBR, Inc. (“KBR”) and NXP Semiconductors NV (“NXP Semiconductors”), while our worst performers were CNO Financial Group, Inc. (“CNO”), Chesapeake Energy Corp. (“Chesapeake Energy”) and FedEx Corp. (“FedEx”).

The Equity Income Fund was most positively impacted by its ownership of software giant Microsoft.  Azure, Microsoft’s intelligent cloud segment, continues to expand and take share from sector leader Amazon Web Services. Shares of KBR, a construction firm serving the energy and government sectors, rebounded due to strength in their various segments as well as winning 3 slots in the LOGCAP V contract.  KBR maintained a strong backlog (+28% YoY) and book-to-bill ratio (1.2x).

The Equity Income Fund was most negatively impacted by its ownership of CNO, a holding company for a group of insurers. The company’s soft guidance in their Bankers Life segment weighed on the shares.

Shares of Chesapeake Energy, an exploration and production company, were up less than the benchmark over this time period after reducing production targets 20%.  FedEx was pressured by softer than anticipated results in Europe, which we attribute to macroeconomic conditions, as well as signs that China’s economy may be slowing.

Small Cap Value Fund Review

For the fiscal six-month period ended April 30, 2019, the Small Cap Value Fund Investor Class and Institutional Class returned 1.44% and 1.58%, respectively.  The Fund underperformed the 3.77% total return of the Russell 2000® Value Index benchmark and the 6.06% total return of the Russell 2000® Index. Sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 2000® Value Index were materials & processing, health care and utilities, while the most notable detractors were technology, energy and consumer discretionary. The most notable contributors to relative performance were Innospec, Inc. (“Innospec”), KBR, and Virtus Investment Partners, Inc. (“Virtus Investment Partners”). The Fund’s most notable detractors from relative performance were Comtech Telecommunications Corp. (“Comtech Telecommunications”), Golar LNG Ltd. (“Golar LNG”) and Chesapeake Energy.

The Fund was most positively impacted by its ownership of Innospec, a provider of specialty chemicals and oilfield services. Virtus Investment Partners, which operates a multi-boutique asset management business, benefited from revenue growth following the sharp reversal of equity markets.  KBR was discussed above.

The Fund was negatively impacted the most by its ownership in Comtech Telecommunications, a communication solutions provider for military and civilian applications. Despite posting solid quarterly results, shares fell due to contract delays, particularly with the Department of Defense. Shares of Golar LNG, a liquefied natural gas (LNG) shipping company, fell due to weaker than expected LNG carrier pricing.  We believe this reflects seasonal demand patterns and that the company is well-positioned for the rest of 2019. Chesapeake Energy was discussed above in this report.

Diversified Large Cap Value Fund Review

For the fiscal six-month period ended April 30, 2019, the Diversified Large Cap Value Fund Investor Class and Institutional Class returned 5.41% and 5.57%, respectively, underperforming the 7.90% total return of the Russell 1000® Value Index, and underperforming the 9.76% total return of the broader S&P 500® Index. Sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 1000® Value Index were technology, utilities and health care, while energy, consumer discretionary and producer durables were the most notable detractors. Stocks that were most accretive to relative performance were Microsoft, NXP Semiconductors and KBR. The most notable detractors were Chesapeake Energy, ConAgra Foods, Inc. (“ConAgra”) and Ensco Rowan (“Ensco”).

The Fund’s strongest positive contributors Microsoft, NXP Semiconductors and KBR were discussed above in this letter.

The Fund’s largest detractor, Chesapeake Energy was also discussed above.  ConAgra had disappointing results during the period due to integration issues with their Pinnacle Foods business.  Ensco, a provider of offshore oil drilling services, underperformed due to soft utilization trends.

Mid Cap Value Fund Review

For the fiscal six-month period ended April 30, 2019, the Mid Cap Value Fund Investor Class and Institutional Class returned -0.33% and -0.21%, respectively, versus the 8.28% total return of the Russell Midcap® Value Index. The sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell Midcap® Value Index were materials & processing, utilities and consumer staples, while the sectors that detracted the most from relative performance were energy, technology, and consumer discretionary. Stocks that were most additive to relative performance were Innospec, NXP Semiconductors and Virtus Investment Partners. Stocks that detracted the most from relative performance were Comtech Telecommunications, Qurate Retail, Inc. (“Qurate Retail”) and Chesapeake Energy.

The Fund’s largest positive contributors, Innospec, NXP Semiconductors, and Virtus Investment Partners were discussed above in this letter.

The Fund’s largest detractors Comtech Telecommunications and Chesapeake Energy were discussed above in this letter. Qurate Retail reported a soft quarter with margins under pressure in its core QVC business, reigniting concern over the structural risks to television-based shopping.  We view valuation as more than compensating for these risks and expect that profit improvement at HSN (Home Shopping Network) should be a positive factor in the 1-3 year outlook.

Outlook

Following the calendar fourth quarter 2018’s sell off, equity markets rose during the first four months of 2019. Growth once again beat value, and mid cap stocks outperformed their large and small cap counterparts. Small cap stocks, as measured by the Russell 2000® Value Index, enjoyed double digit gains for the first time since 4Q16.  We continue to believe that valuations in some areas don’t match up with prices, and this creates opportunity for disciplined investors focusing on fundamentals.  We continue our steadfast focus on fundamentals over momentum, as we believe this can lead to superior long-term results.

Huber Capital Management is optimistic with respect to its Funds. Despite a generally upward market over the past decade, which created a headwind for active managers, the team remains committed to Huber Capital’s philosophy and process, populating its Funds with companies we believe embody meaningful upside potential and tangible valuation support.  It continues to be our view that a company’s valuation ultimately reverts to reflect its normalized cash generation capabilities and that investing in companies trading at a discount to normalized earnings can produce superior risk-adjusted returns over time.

Consistent with our value philosophy, we strive to generate outperformance through fundamental bottom-up investing, rather than betting on macroeconomic factors.  In our view, benchmarks have become price momentum strategies, a trend exacerbated by the shift to passive investing, and index sector weights often fail to reflect factor weights in the broader economy.  Furthermore, frequently used classification schema (i.e., GICS) may assign companies to sectors which, we believe, may not accurately reflect a company’s primary exposure.  For this reason, although we maintain macroeconomic factor neutrality, we may at certain times appear over- or under-weight relative to the sector weights of the Funds’ corresponding benchmarks.

Currently, relative to the Russell 1000® Value Index, the Equity Income Fund is overweight producer durables, technology and healthcare, and underweight utilities, material & processing, financial services, energy, consumer discretionary and consumer staples. Relative to the Russell 2000® Value Index, the Small Cap Value Fund is overweight materials & processing, producer durables, energy, health care and technology, and underweight utilities, financial services and consumer discretionary.  Relative to the Russell 1000® Value Index, the Diversified Large Cap Value Fund is overweight technology, producer durables and energy, and underweight utilities, consumer staples, consumer discretionary, materials & processing, health care and financial services. Relative to the Russell Midcap® Value Index, the Mid Cap Value Fund is overweight energy, technology, producer durables, materials & processing and consumer staples, and underweight consumer discretionary, utilities, health care and financial services.

Thank you for your support and for entrusting us with your investment dollars.  We continue to work hard to earn your trust and aim to meet your investment needs in the years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The risks are greater for investments in emerging markets.  Additionally, the Funds are subject to sector emphasis risk meaning that companies in the same or related businesses may comprise a significant portion of a Fund’s portfolio and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a portfolio.  Investments in initial public offerings (“IPOs”) carry additional risk such as market and liquidity risk and can fluctuate considerably.  When a Fund’s asset base is small, the impact of IPOs on the Fund’s performance could be magnified. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Value stocks have a lower expected growth rate in earnings and sales, versus growth stocks.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments in this report for complete Fund holdings.

Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management, LLC and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Russell 1000® Growth Index is an unmanaged market capitalization-weighted index of growth-oriented stocks of the largest U.S. domiciled companies that are included in the Russell 1000 Index. Growth-oriented stocks tend to have higher price-to-book ratios and higher forecasted growth values.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S. equity universe. It is a market capitalization weighted index representing the smallest 800 companies of the Russell 1000® Index.  It includes those Russell Midcap companies with lower price-to-book ratios and lower expected growth values.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices. It is not possible to invest directly in an index. The Funds’ returns may not correlate with the returns of their benchmark indexes.

YOY is defined as year over year and is frequently used in financial comparisons.  It allows comparison of two or more measurable events on an annualized basis.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Huber Funds

EXPENSE EXAMPLE – April 30, 2019 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Huber Capital Equity Income Fund (“Equity Income Fund”), Huber Capital Small Cap Value Fund (“Small Cap Value Fund”), Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”), and Huber Capital Mid Cap Value Fund (“Mid Cap Value Fund”) examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/18 – 4/30/19).

Actual Expenses
For each class of the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  Actual net expenses are limited to 1.39% for Investor Class shares and 0.99% for Institutional Class shares of the Equity Income Fund, 1.75% for Investor Class shares and 1.35% for Institutional Class shares of the Small Cap Value Fund, 1.15% for Investor Class shares and 0.75% for Institutional Class shares of the Diversified Large Cap Value Fund, and 1.40% for Investor Class shares and 1.10% for Institutional Class shares of the Mid Cap Value Fund per the operating expenses limitation agreement.  In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Huber Funds

EXPENSE EXAMPLE – April 30, 2019 (Unaudited), Continued

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Equity Income Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/18	4/30/19	11/1/18 – 4/30/19	Ratio*
Investor Class
Actual	$1,000.00	$1,072.00	$6.83	1.33%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.20	$6.66	1.33%

Institutional Class
Actual	$1,000.00	$1,073.30	$5.09	0.99%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.89	$4.96	0.99%

Small Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/18	4/30/19	11/1/18 – 4/30/19	Ratio*
Investor Class
Actual	$1,000.00	$1,014.40	$8.04	1.61%
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.81	$8.05	1.61%

Institutional Class
Actual	$1,000.00	$1,015.80	$6.75	1.35%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.10	$6.76	1.35%

Huber Funds

EXPENSE EXAMPLE – April 30, 2019 (Unaudited), Continued

Diversified Large Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/18	4/30/19	11/1/18 – 4/30/19	Ratio*
Investor Class
Actual	$1,000.00	$1,054.10	$4.43	0.87%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.48	$4.36	0.87%

Institutional Class
Actual	$1,000.00	$1,055.70	$3.82	0.75%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.08	$3.76	0.75%

Mid Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/18	4/30/19	11/1/18 – 4/30/19	Ratio*
Investor Class
Actual	$1,000.00	$ 996.70	$5.54	1.12%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.24	$5.61	1.12%

Institutional Class
Actual	$1,000.00	$ 997.90	$4.95	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

*
Expenses are equal to the annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2019 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2019 (Unaudited)

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND

HUBER CAPITAL MID CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited)

Shares	COMMON STOCKS - 101.04%	Value

	Aerospace & Defense - 7.07%
15,600	Northrop Grumman Corp.	$4,522,596

	Air Transport - 2.16%
7,300	FedEx Corp.	1,383,058

	Banks: Diversified - 3.73%
36,400	SunTrust Banks, Inc.	2,383,472

	Chemicals: Specialty - 0.04%
300	Innospec, Inc.	25,446

	Communications Equipment - 2.10%
57,100	Comtech Telecommunications Corp.	1,343,563

	Computer Services, Software
	& Systems - 10.35%
50,700	Microsoft Corp.	6,621,420

	Computer Technology - 1.54%
31,800	Hewlett Packard Enterprise Co.	502,758
24,300	HP, Inc.	484,785
		987,543

	Diversified Financial Services - 14.66%
53,200	Bank of America Corp.	1,626,856
45,000	Citigroup, Inc.	3,181,500
39,400	JPMorgan Chase & Co.	4,572,370
		9,380,726

	Diversified Retail - 2.36%
14,700	Wal-Mart Stores, Inc.	1,511,748

	Electronic Components - 0.91%
6,095	TE Connectivity Ltd.	582,987

	Engineering & Contracting Services - 9.49%
273,241	KBR, Inc.	6,071,415

	Financial Data & Systems - 1.63%
4,100	Mastercard, Inc. - Class A	1,042,384

	Foods - 2.60%
3,300	ConAgra Foods, Inc.	101,574
20,800	Tyson Foods, Inc. - Class A	1,560,208
		1,661,782

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited), Continued

Shares	COMMON STOCKS - 101.04%, Continued	Value

	Homebuilding - 0.89%
13,666	Lennar Corp. - Class B	$570,145

	Insurance: Life - 3.86%
149,200	CNO Financial Group, Inc.	2,469,260

	Insurance: Multi-Line - 2.72%
31,704	Voya Financial, Inc.	1,740,233

	Oil: Crude Producers - 3.78%
594,532	Chesapeake Energy Corp. (b)	1,730,088
251,800	HighPoint Resources Corp. (b)	689,932
		2,420,020

	Oil: Integrated - 0.84%
7,300	BP plc - ADR	319,229
3,434	Royal Dutch Shell plc - Class A - ADR	218,162
		537,391
	Pharmaceuticals - 14.16%
37,100	Eli Lilly & Co.	4,342,184
32,300	Merck & Co., Inc.	2,542,333
53,600	Pfizer, Inc.	2,176,696
		9,061,213

	Semiconductor and
	Semiconductor Equipment - 3.02%
18,300	NXP Semiconductors NV (a)	1,932,846

	Shipping - 3.48%
29,484	Euronav SA (a)	276,560
154,512	Golar LNG Partners LP (a)	1,953,032
		2,229,592

	Specialty Retail - 3.12%
9,800	Home Depot, Inc.	1,996,260

	Steel - 0.17%
2,215	Carpenter Technology Corp.	110,019

	Tobacco - 1.58%
11,700	Philip Morris International, Inc.	1,012,752

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited), Continued

Shares	COMMON STOCKS - 101.04%, Continued	Value

	Utilities: Electrical - 4.78%
11,600	Entergy Corp.	$1,124,040
38,000	Exelon Corp.	1,936,100
		3,060,140
	TOTAL COMMON STOCKS
	(Cost $33,304,708)	64,658,011
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $33,304,708) - 101.04%	64,658,011
	Liabilities in Excess of
	Other Assets - (1.04)%	(663,021)
	NET ASSETS - 100.00%	$63,994,990

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited)

Shares	COMMON STOCKS - 98.37%	Value

	Aluminum - 2.45%
16,346	Kaiser Aluminum Corp.	$1,608,446

	Asset Management & Custodian - 6.62%
521,883	Uranium Participation Corp. (a) (b)	1,690,656
21,630	Virtus Investment Partners, Inc.	2,652,054
		4,342,710

	Banks: Diversified - 13.53%
17,979	Atlantic Capital Bancshares, Inc. (b)	313,554
2,884	C&F Financial Corp.	139,874
22,359	Capstar Financial Holdings Corp.	346,341
20,212	Carter Bank & Trust (b)	387,666
19,691	First Bancorp	746,486
7,977	First Citizens BancShares, Inc. - Class A	3,575,690
223,241	First Horizon National Corp.	3,368,707
		8,878,318

	Chemicals: Specialty - 6.42%
49,695	Innospec, Inc.	4,215,130

	Commercial Vehicles & Parts - 1.51%
29,852	Miller Industries, Inc.	987,504

	Communications Equipment - 8.75%
243,872	Comtech Telecommunications Corp.	5,738,308

	Computer Services, Software
	& Systems - 3.24%
28,400	Science Applications International Corp.	2,128,580

	Consumer Lending - 7.84%
95,707	Enova International, Inc. (b)	2,625,243
169,171	EZCORP, Inc. - Class A (b)	1,838,889
11,655	Nelnet, Inc. - Class A	676,573
		5,140,705

	Containers & Packaging - 0.66%
11,883	UFP Technologies, Inc. (b)	432,541

	Diversified Manufacturing Operations - 1.25%
36,358	Harsco Corp. (b)	823,145

	Engineering & Contracting Services - 9.38%
276,805	KBR, Inc.	6,150,607

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited), Continued

Shares	COMMON STOCKS - 98.37%, Continued	Value

	Equity REIT - Timber - 0.46%
30,174	CatchMark Timber Trust, Inc. - Class A	$301,740

	Health Care Equipment & Surplus - 1.85%
15,151	CONMED Corp.	1,212,535

	Health Care Facilities - 1.19%
35,614	Tenet Healthcare Corp. (b)	779,946

	Health Care Providers & Services - 2.70%
89,100	Hanger, Inc. (b)	1,770,417

	Homebuilding - 0.78%
30,475	William Lyon Homes - Class A (b)	513,808

	Insurance: Life - 2.51%
99,687	CNO Financial Group, Inc.	1,649,820

	Motion Picture and Video Industries - 0.99%
43,000	AMC Entertainment Holdings, Inc. - Class A	651,880

	Oil: Crude Producers - 3.68%
526,203	Chesapeake Energy Corp. (b)	1,531,251
323,600	HighPoint Resources Corp. (b)	886,664
		2,417,915

	Oil, Gas & Consumable Fuels - 1.06%
35,221	Hoegh LNG Partners LP (a)	692,093

	Oil Well Equipment & Services - 1.73%
30,475	Ensco Rowan plc	425,736
45,800	Superior Energy Services, Inc. (b)	164,422
229,613	TETRA Technologies, Inc. (b)	546,479
		1,136,637

	Real Estate Investment
	Trusts (REITs) - 5.44%
50,908	Granite Real Estate Investment Trust (a)	2,312,750
46,189	Office Properties Income Trust	1,253,570
		3,566,320

	Restaurants - 2.12%
66,942	Boston Pizza Royalties Income Fund (a)	893,426
62,974	Pizza Pizza Royalty Corp. (a)	494,504
		1,387,930

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited), Continue

Shares	COMMON STOCKS - 98.37%, Continued	Value

	Shipping - 4.67%
88,986	Golar LNG Ltd. (a)	$1,738,787
1,216,125	Teekay Tankers Ltd. - Class A (b)	1,325,576
		3,064,363

	Steel - 1.32%
17,446	Carpenter Technology Corp.	866,543

	Transportation Infrastructure - 2.07%
161,064	Wesco Aircraft Holdings, Inc. (b)	1,359,380

	Utilities: Electrical - 4.15%
16,100	Black Hills Corp.	1,171,436
29,645	Portland General Electric Co.	1,550,730
		2,722,166
	TOTAL COMMON STOCKS
	(Cost $50,723,390)	64,539,487

	SHORT-TERM INVESTMENTS - 1.67%
547,528	First American Government Obligations Fund,
	Institutional Class, 2.36% (c)	547,528
547,529	First American Treasury Obligations Fund,
	Institutional Class, 2.36% (c)	547,529
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,095,057)	1,095,057
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $51,818,447) - 100.04%	65,634,544
	Liabilities in Excess of
	Other Assets - (0.04)%	(29,008)
	NET ASSETS - 100.00%	$65,605,536

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2019.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited)

Shares	COMMON STOCKS - 97.23%	Value

	Aerospace & Defense - 4.07%
700	Northrop Grumman Corp.	$202,937

	Air Transport - 1.52%
400	FedEx Corp.	75,784

	Banks: Diversified - 1.84%
1,400	SunTrust Banks, Inc.	91,672

	Chemicals: Specialty - 0.19%
114	Innospec, Inc.	9,669

	Communications Equipment - 1.18%
2,500	Comtech Telecommunications Corp.	58,825

	Computer Services, Software
	& Systems - 8.70%
2,600	Microsoft Corp.	339,560
1,700	Oracle Corp.	94,061
		433,621

	Computer Technology - 1.62%
3,600	Hewlett Packard Enterprise Co.	56,916
1,200	HP, Inc.	23,940
		80,856

	Diversified Financial Services - 13.27%
6,100	Bank of America Corp.	186,538
3,100	Citigroup, Inc.	219,170
2,200	JPMorgan Chase & Co.	255,310
		661,018

	Diversified Retail - 3.10%
1,500	Wal-Mart Stores, Inc.	154,260

	Diversified Telecommunications
	Services - 2.98%
4,793	AT&T, Inc.	148,391

	Electronic Components - 0.58%
300	TE Connectivity Ltd.	28,695

	Engineering & Contracting Services - 7.94%
600	Fluor Corp.	23,838
16,730	KBR, Inc.	371,741
		395,579

	Financial Data & Systems - 2.81%
550	Mastercard, Inc. - Class A	139,832

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited), Continued

Shares	COMMON STOCKS - 97.23%, Continued	Value

	Foods - 2.36%
500	Lamb Weston Holdings, Inc.	$35,025
1,100	Tyson Foods, Inc. - Class A	82,511
		117,536

	Homebuilding - 1.00%
1,191	Lennar Corp. - Class B	49,689

	Insurance Carriers - 1.68%
2,000	Brighthouse Financial, Inc. (b)	83,580

	Insurance: Life - 2.42%
7,273	CNO Financial Group, Inc.	120,368

	Insurance: Multi-Line - 0.99%
900	Voya Financial, Inc.	49,401

	Internet Marketing & Direct Retail - 1.27%
3,700	Qurate Retail, Inc. (b)	63,085

	IT Services - 0.23%
171	DXC Technology Co.	11,242

	Oil: Crude Producers - 3.69%
45,190	Chesapeake Energy Corp. (b)	131,503
19,143	HighPoint Resources Corp. (b)	52,451
		183,954

	Oil, Gas & Consumable Fuels - 0.51%
400	ConocoPhillips	25,248

	Oil: Integrated - 2.81%
1,600	BP plc - ADR	69,968
1,100	Royal Dutch Shell plc - Class A - ADR	69,883
		139,851

	Oil Well Equipment & Services - 0.43%
1,550	Ensco Rowan Plc	21,654

	Pharmaceuticals - 9.94%
2,000	Eli Lilly & Co.	234,080
1,100	Merck & Co., Inc.	86,581
4,300	Pfizer, Inc.	174,623
		495,284

	Semiconductor and
	Semiconductor Equipment - 2.97%
1,400	NXP Semiconductors NV (a)	147,868

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited), Continued

Shares	COMMON STOCKS - 97.23%, Continued	Value

	Shipping - 3.28%
1,300	Euronav SA (a)	$12,194
11,956	Golar LNG Partners LP (a)	151,124
		163,318

	Specialty Retail - 2.45%
600	Home Depot, Inc.	122,220

	Steel - 1.50%
1,500	Carpenter Technology Corp.	74,505

	Tobacco - 3.48%
2,000	Philip Morris International, Inc.	173,120

	Utilities: Electrical - 6.42%
300	American Electric Power Co., Inc.	25,665
900	Entergy Corp.	87,210
3,300	Exelon Corp.	168,135
200	NextEra Energy, Inc.	38,888
		319,898
	TOTAL COMMON STOCKS
	(Cost $3,209,874)	4,842,960

	SHORT-TERM INVESTMENTS - 2.67%
66,474	First American Government Obligations Fund,
	Institutional Class, 2.36% (c)	66,474
66,474	First American Treasury Obligations Fund,
	Institutional Class, 2.36% (c)	66,474
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $132,948)	132,948
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,342,822) - 99.90%	4,975,908
	Other Assets in Excess
	of Liabilities - 0.10%	5,085
	NET ASSETS - 100.00%	$4,980,993

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2019.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited)

Shares	COMMON STOCKS - 99.19%	Value

	Aluminum - 2.26%
400	Kaiser Aluminum Corp.	$39,360

	Asset Management & Custodian - 7.86%
19,600	Uranium Participation Corp. (a) (b)	63,495
600	Virtus Investment Partners, Inc.	73,566
		137,061

	Banks: Diversified - 10.66%
1,100	Atlantic Capital Bancshares, Inc. (b)	19,184
100	First Citizens BancShares, Inc. - Class A	44,825
5,100	First Horizon National Corp.	76,959
1,200	Regions Financial Corp.	18,636
400	SunTrust Banks, Inc.	26,192
		185,796

	Chemicals: Specialty - 1.75%
361	Innospec, Inc.	30,620

	Communications Equipment - 8.79%
6,516	Comtech Telecommunications Corp.	153,320

	Computer Services, Software
	& Systems - 1.72%
400	Science Applications International Corp.	29,980

	Computer Technology - 0.91%
1,000	Hewlett Packard Enterprise Co.	15,810

	Consumer Lending - 6.90%
2,600	Enova International, Inc. (b)	71,318
4,500	EZCORP, Inc. - Class A (b)	48,915
		120,233

	Diversified Manufacturing Operations - 1.56%
1,200	Harsco Corp. (b)	27,168

	Engineering & Contracting Services - 8.29%
6,501	KBR, Inc.	144,452

	Foods - 4.79%
1,200	ConAgra Foods, Inc.	36,936
666	Lamb Weston Holdings, Inc.	46,653
		83,589

	Health Care Equipment & Surplus - 1.38%
300	CONMED Corp.	24,009

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited), Continued

Shares	COMMON STOCKS - 99.19%, Continued	Value

	Health Care Facilities - 1.51%
1,200	Tenet Healthcare Corp. (b)	$26,280

	Health Care Providers & Services - 3.58%
3,138	Hanger, Inc. (b)	62,352

	Homebuilding - 0.41%
172	Lennar Corp. - Class B	7,176

	Insurance: Life - 2.43%
2,560	CNO Financial Group, Inc.	42,368

	Internet Marketing & Direct Retail - 2.86%
2,925	Qurate Retail, Inc. (b)	49,871

	Motion Picture and Video Industries - 0.95%
1,100	AMC Entertainment Holdings, Inc. - Class A	16,676

	Oil: Crude Producers - 5.44%
13,938	Chesapeake Energy Corp. (b)	40,560
19,788	HighPoint Resources Corp. (b)	54,219
		94,779

	Oil Well Equipment & Services - 3.75%
2,000	Ensco Rowan plc	27,940
15,700	TETRA Technologies, Inc. (b)	37,366
		65,306

	Real Estate Investment
	Trusts (REITs) - 4.42%
1,100	Granite Real Estate Investment Trust (a)	49,973
1,000	Office Properties Income Trust	27,140
		77,113

	Semiconductor and
	Semiconductor Equipment - 3.03%
500	NXP Semiconductors NV (a)	52,810

	Shipping - 6.43%
1,300	Golar LNG Ltd. (a)	25,402
4,565	Golar LNG Partners LP (a)	57,702
26,552	Teekay Tankers Ltd. - Class A (b)	28,942
		112,046

	Steel - 1.14%
400	Carpenter Technology Corp.	19,868

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited), Continued

Shares	COMMON STOCKS - 99.19%, Continued	Value

	Transportation Infrastructure - 2.06%
4,258	Wesco Aircraft Holdings, Inc. (b)	$35,938

	Utilities: Electrical - 4.31%
400	Entergy Corp.	38,760
358	Evergy, Inc.	20,700
300	Portland General Electric Co.	15,693
		75,153
	TOTAL COMMON STOCKS
	(Cost $1,380,511)	1,729,134

	SHORT-TERM INVESTMENTS - 0.31%
2,722	First American Government Obligations Fund,
	Institutional Class, 2.36% (c)	2,722
2,722	First American Treasury Obligations Fund,
	Institutional Class, 2.36% (c)	2,722
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,444)	5,444
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $1,385,955) - 99.50%	1,734,578
	Other Assets in Excess
	of Liabilities - 0.50%	8,621
	NET ASSETS - 100.00%	$1,743,199

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2019.

The accompanying notes are an integral part of these financial statements.

 (This Page Intentionally Left Blank.)

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2019 (Unaudited)

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $33,304,708 and
$51,818,447, respectively)	$64,658,011	$65,634,544
Receivables
Fund shares issued	—	68
Investment securities sold	525,345	—
Dividends and interest	10,261	94,442
Dividend tax reclaim	12,440	3,203
Prepaid expenses	17,970	19,593
Total assets	65,224,027	65,751,850

LIABILITIES
Payables
Due to custodian	1,132,919	—
Fund shares redeemed	—	4,302
Advisory fees	29,460	46,000
12b-1 distribution fees	4,546	31,754
Administration fees	18,205	15,258
Audit fees	10,904	10,903
Chief Compliance Officer fee	2,411	2,411
Fund accounting fees	11,953	11,264
Shareholder servicing fees	1,614	3,338
Transfer agent fees and expenses	11,554	15,604
Trustee fees and expenses	88	25
Accrued expenses	5,383	5,455
Total liabilities	1,229,037	146,314
NET ASSETS	$63,994,990	$65,605,536

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2019 (Unaudited), Continued

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$5,546,663	$20,937,896
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	328,794	1,236,400
Net asset value, offering and redemption
price per share (Note 1)	$16.87	$16.93
Institutional Class
Net assets applicable to shares outstanding	$58,448,327	$44,667,640
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	3,473,982	2,609,812
Net asset value, offering and redemption
price per share (Note 1)	$16.82	$17.12
COMPONENTS OF NET ASSETS
Paid-in capital	$34,485,630	$63,460,363
Total distributable earnings	29,509,360	2,145,173
Net assets	$63,994,990	$65,605,536

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2019 (Unaudited)

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $3,342,822 and
$1,385,955, respectively)	$4,975,908	$1,734,578
Receivables
Investment securities sold	10,590	12,441
Dividends and interest	2,372	2,295
Dividend tax reclaim	3,070	19
Due from Adviser (Note 4)	14,210	15,683
Prepaid expenses	23,593	23,419
Total assets	5,029,743	1,788,435
LIABILITIES
Payables
12b-1 distribution fees	1,547	551
Administration fees	10,831	10,809
Audit fees	10,904	10,903
Chief Compliance Officer fee	2,411	2,411
Custody fees	1,699	2,465
Fund accounting fees	8,313	8,564
Shareholder servicing fees	3,789	617
Transfer agent fees and expenses	8,079	7,961
Trustee fees and expenses	—	7
Accrued expenses	1,177	948
Total liabilities	48,750	45,236
NET ASSETS	$4,980,993	$1,743,199

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2019 (Unaudited), Continued

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$1,305,621	$330,467
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	86,121	27,254
Net asset value, offering and redemption
price per share (Note 1)	$15.16	$12.13
Institutional Class
Net assets applicable to shares outstanding	$3,675,372	$1,412,732
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	241,500	116,408
Net asset value, offering and redemption
price per share (Note 1)	$15.22	$12.14
COMPONENTS OF NET ASSETS
Paid-in capital	$3,520,342	$1,457,075
Total distributable earnings	1,460,651	286,124
Net assets	$4,980,993	$1,743,199

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2019 (Unaudited)

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees
withheld of $5,196 and $22,158, respectively)	$681,083	$534,606
Interest	12,752	24,589
Total investment income	693,835	559,195
Expenses
Advisory fees (Note 4)	229,805	315,321
Administration fees (Note 4)	35,957	36,639
Transfer agent fees and expenses (Note 4)	23,857	33,512
Fund accounting fees (Note 4)	20,760	20,923
Registration fees	14,816	18,208
Audit fees	10,917	10,916
Trustee fees and expenses	7,692	7,717
12b-1 distribution fees – Investor Class (Note 6)	7,130	20,495
Custody fees (Note 4)	5,555	12,346
Chief Compliance Officer fee (Note 4)	4,755	4,755
Legal fees	3,220	3,188
Miscellaneous expense	2,982	2,989
Shareholder servicing fees – Investor Class (Note 5)	2,570	7,579
Reports to shareholders	2,483	3,067
Insurance expense	908	1,015
Total expenses	373,407	498,670
Less: advisory fee waiver (Note 4)	(60,365)	(40,620)
Net expenses	313,042	458,050
Net investment income	380,793	101,145

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain on:
Investments	1,617,359	1,125,027
Foreign currency	—	137
Net change in unrealized appreciation/(depreciation) on:
Investments	2,454,928	(425,995)
Foreign currency	—	56
Net realized and unrealized gain
on investments and foreign currency	4,072,287	699,225
Net Increase in Net Assets
Resulting from Operations	$4,453,080	$800,370

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2019 (Unaudited)

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees
withheld of $532 and $325, respectively)	$52,748	$13,275
Interest	1,753	739
Total investment income	54,501	14,014
Expenses
Administration fees (Note 4)	21,274	21,295
Fund accounting fees (Note 4)	16,700	16,614
Transfer agent fees and expenses (Note 4)	15,853	15,599
Registration fees	15,237	15,318
Audit fees	10,917	10,917
Trustee fees and expenses	7,316	7,310
Chief Compliance Officer fee (Note 4)	4,755	4,755
Legal fees	3,286	3,302
Miscellaneous expense	2,941	2,692
Custody fees (Note 4)	2,937	3,377
12b-1 distribution fees – Investor Class (Note 6)	740	181
Insurance expense	699	682
Reports to shareholders	443	299
Shareholder servicing fees – Investor Class (Note 5)	—	35
Total expenses	103,098	102,376
Less: advisory fee waiver and
expenses reimbursed (Note 4)	(85,190)	(93,712)
Net expenses	17,908	8,664
Net investment income	36,593	5,350

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on investments	(23,214)	(29,615)
Net change in unrealized appreciation on:
Investments	247,277	25,951
Foreign currency	—	1
Net realized and unrealized gain/(loss) on investments
and foreign currency	224,063	(3,663)
Net Increase in Net Assets
Resulting from Operations	$260,656	$1,687

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$380,793	$838,763
Net realized gain on investments	1,617,359	4,382,646
Net change in unrealized appreciation/
(depreciation) on investments	2,454,928	(3,195,715)
Net increase in net assets
resulting from operations	4,453,080	2,025,694
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(70,943)	(47,690)
Net dividends and distributions to shareholders –
Institutional Class shares	(834,491)	(1,097,683)
Total distributions to shareholders	(905,434)	(1,145,373)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(5,401,020)	(23,326,237)
Total decrease in net assets	(1,853,374)	(22,445,916)
NET ASSETS
Beginning of period	65,848,364	88,294,280
End of period	$63,994,990	$65,848,364

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2019		Year Ended
	(Unaudited)		October 31, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,165	$49,387	8,767	$143,167
Shares issued
on reinvestments
of distributions	4,607	68,184	2,835	46,129
Shares redeemed**	(56,805)	(918,519)	(99,801)	(1,641,206)
Net decrease	(49,033)	$(800,948)	(88,199)	$(1,451,910)
** Net of redemption
fees of		$6		$3

	Institutional Class
	Six Months Ended
	April 30, 2019		Year Ended
	(Unaudited)		October 31, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	8,495	$125,500	11,538	$187,634
Shares issued
on reinvestments
of distributions	55,702	821,048	66,595	1,080,163
Shares redeemed	(348,278)	(5,546,620)	(1,438,673)	(23,142,124)
Net decrease	(284,081)	$(4,600,072)	(1,360,540)	$(21,874,327)
** Net of redemption
fees of		$9		$—

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$101,145	$305,021
Net realized gain/(loss) on:
Investments	1,125,027	(1,325,731)
Foreign currency	137	(149)
Redemption in-kind	—	7,109,504
Net change in unrealized appreciation/
(depreciation) on:
Investments	(425,995)	(6,725,153)
Foreign currency	56	35
Net increase/(decrease) in net assets
resulting from operations	800,370	(636,473)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(39,096)	(180,383)
Net dividends and distributions to shareholders –
Institutional Class shares	(205,250)	(502,044)
Total distributions to shareholders	(244,346)	(682,427)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(3,387,426)	(21,550,365)
Total decrease in net assets	(2,831,402)	(22,869,265)
NET ASSETS
Beginning of period	68,436,938	91,306,203
End of period	$65,605,536	$68,436,938

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2019		Year Ended
	(Unaudited)		October 31, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	4,743	$77,498	1,036,935	$19,769,105
Shares issued
on reinvestments
of distributions	2,452	37,767	10,092	176,206
Shares redeemed**	(232,898)	(3,758,944)	(1,053,068)	(19,457,478)
Net increase/(decrease)	(225,703)	$(3,643,679)	(6,041)	$487,833
** Net of redemption
fees of		$153		$4,539

	Institutional Class
	Six Months Ended
	April 30, 2019		Year Ended
	(Unaudited)		October 31, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	23,323	$363,712	237,208	$4,578,019
Shares issued
on reinvestments
of distributions	12,518	194,650	26,880	474,438
Shares redeemed in
connection with
redemption in-kind	—	—	(1,034,230)	(18,594,526)
Shares redeemed**	(18,940)	(302,109)	(451,994)	(8,496,129)
Net increase/(decrease)	16,901	$256,253	(1,222,136)	$(22,038,198)
** Net of redemption
fees of		$9		$525

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$36,593	$63,180
Net realized gain/(loss) on investments	(23,214)	153,798
Net change in unrealized
appreciation/(depreciation) on investments	247,277	(82,854)
Net increase in net assets
resulting from operations	260,656	134,124
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(16,354)	(23,393)
Net dividends and distributions to shareholders –
Institutional Class shares	(54,257)	(55,526)
Total distributions to shareholders	(70,611)	(78,919)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	87,228	(334,900)
Total increase/(decrease) in net assets	277,273	(279,695)
NET ASSETS
Beginning of period	4,703,720	4,983,415
End of period	$4,980,993	$4,703,720

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2019		Year Ended
	(Unaudited)		October 31, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,146	$16,698	1,062	$15,853
Shares issued
on reinvestments
of distributions	1,213	16,354	1,582	23,393
Shares redeemed	(6)	(81)	(28,176)	(429,672)
Net increase/(decrease)	2,353	$32,971	(25,532)	$(390,426)

	Institutional Class
	Six Months Ended
	April 30, 2019		Year Ended
	(Unaudited)		October 31, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares issued
on reinvestments
of distributions	4,013	$54,257	3,739	$55,526
Net increase	4,013	$54,257	3,739	$55,526

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$5,350	$7,787
Net realized gain/(loss) on:
Investments	(29,615)	30,377
Foreign currency	—	(2)
Net change in unrealized
appreciation/(depreciation) on:
Investments	25,951	(25,964)
Foreign currency	1	290
Net increase in net assets
resulting from operations	1,687	12,488
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(3,487)	(1,551)
Net dividends and distributions to shareholders –
Institutional Class shares	(17,292)	(12,486)
Total distributions to shareholders	(20,779)	(14,037)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(131,975)	276,664
Total increase/(decrease) in net assets	(151,067)	275,115
NET ASSETS
Beginning of period	1,894,266	1,619,151
End of period	$1,743,199	$1,894,266

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2019		Year Ended
	(Unaudited)		October 31, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	—	$—	21,270	$281,750
Shares issued
on reinvestments
of distributions	289	3,228	123	1,551
Shares redeemed	(11,938)	(152,495)	(1,417)	(19,123)
Net increase/(decrease)	(11,649)	$(149,267)	19,976	$264,178

	Institutional Class
	Six Months Ended
	April 30, 2019		Year Ended
	(Unaudited)		October 31, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares issued
on reinvestments
of distributions	1,548	$17,292	993	$12,486
Net increase	1,548	$17,292	993	$12,486

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class

	Six Months
	Ended
	April 30,
	2019		Year Ended October 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value,
beginning of period	$15.94		$15.76	$12.90	$13.09	$14.10	$13.16

Income from
investment operations:
Net investment income^	0.07		0.13	0.17	0.17	0.12	0.22
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	1.05		0.15	2.86	(0.23)	(0.93)	0.81
Total from
investment operations	1.12		0.28	3.03	(0.06)	(0.81)	1.03

Less distributions:
From net investment income	(0.19)		(0.10)	(0.17)	(0.13)	(0.20)	(0.09)
From net realized
gain on investments	—		—	—	—	—	(0.01)
Total distributions	(0.19)		(0.10)	(0.17)	(0.13)	(0.20)	(0.10)
Redemption fees retained	0.00	^+	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+	0.01 ^
Net asset value, end of period	$16.87		$15.94	$15.76	$12.90	$13.09	$14.10

Total return	7.20	%‡	1.79%	23.71%	-0.47%	-5.73%	7.95%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$5,547		$6,023	$7,346	$16,277	$22,167	$30,765
Ratio of expenses to
average net assets:
Before advisory fee waiver	1.53	%†	1.45%	1.70%	1.67%	1.79%	1.82%
After advisory fee waiver	1.33	%†	1.25%	1.37%	1.35%~	1.43%	1.49%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	0.74	%†	0.59%	0.85%	1.02%	0.54%	1.24%
After advisory fee waiver	0.94	%†	0.79%	1.18%	1.34%	0.90%	1.57%
Portfolio turnover rate	17.04	%‡	20.00%	20.49%	15.56%	15.44%	28.70%

+	Less than $0.005.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.39%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	April 30,
	2019		Year Ended October 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value,
beginning of period	$15.92		$15.81	$12.95	$13.15	$14.18	$13.21

Income from
investment operations:
Net investment income^	0.10		0.17	0.22	0.21	0.18	0.28
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	1.03		0.16	2.87	(0.22)	(0.94)	0.83
Total from
investment operations	1.13		0.33	3.09	(0.01)	(0.76)	1.11

Less distributions:
From net investment income	(0.23)		(0.22)	(0.23)	(0.19)	(0.27)	(0.13)
From net realized
gain on investments	—		—	—	—	—	(0.01)
Total distributions	(0.23)		(0.22)	(0.23)	(0.19)	(0.27)	(0.14)
Redemption fees retained	0.00	^+	—	—	—	0.00 ^+	0.00 ^+
Net asset value, end of period	$16.82		$15.92	$15.81	$12.95	$13.15	$14.18

Total return	7.33	%‡	2.07%	24.10%	-0.06%	-5.31%	8.47%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$58,448		$59,825	$80,948	$74,618	$81,746	$116,368
Ratio of expenses to
average net assets:
Before advisory fee waiver	1.19	%†	1.19%	1.33%	1.31%	1.35%	1.32%
After advisory fee waiver	0.99	%†	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	1.08	%†	0.84%	1.18%	1.36%	1.00%	1.64%
After advisory fee waiver	1.28	%†	1.04%	1.52%	1.68%	1.36%	1.97%
Portfolio turnover rate	17.04	%‡	20.00%	20.49%	15.56%	15.44%	28.70%

+	Less than $0.005.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class

	Six Months
	Ended
	April 30,
	2019		Year Ended October 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value,
beginning of period	$16.74		$17.12	$14.26	$15.12	$16.90	$17.02

Income from
investment operations:
Net investment income/(loss)^	0.01		0.04	0.09	0.11	0.03	(0.03)
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	0.21		(0.30)	2.96	(0.88)	(1.80)	(0.09)
Total from
investment operations	0.22		(0.26)	3.05	(0.77)	(1.77)	(0.12)

Less distributions:
From net investment income	(0.03)		(0.12)	(0.19)	(0.09)	—	—
From net realized
gain on investments	—		—	—	—	(0.01)	—
Total distributions	(0.03)		(0.12)	(0.19)	(0.09)	(0.01)	—
Redemption fees retained^+	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$16.93		$16.74	$17.12	$14.26	$15.12	$16.90

Total return	1.44	%‡	-1.64%	21.43%	-5.13%	-10.47%	-0.71%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$20,938		$24,478	$25,129	$25,720	$57,543	$125,084
Ratio of expenses to
average net assets:
Before advisory fee waiver	1.74	%†	1.65%	1.65%	1.87%	2.01%	2.11%
After advisory fee waiver	1.61	%†	1.56%	1.63%	1.58%~	1.77%	1.85%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver	0.02	%†	0.11%	0.53%	0.54%	(0.03%)	(0.41%)
After advisory fee waiver	0.15	%†	0.20%	0.55%	0.83%	0.21%	(0.15%)
Portfolio turnover rate	20.16	%‡	39.04%	23.48%	14.99%	27.30%	23.82%

+	Less than $0.005.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.75%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	April 30,
	2019		Year Ended October 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value,
beginning of period	$16.95		$17.35	$14.45	$15.38	$17.14	$17.17

Income from
investment operations:
Net investment income^	0.03		0.08	0.14	0.15	0.16	0.07
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	0.22		(0.30)	2.99	(0.91)	(1.89)	(0.10)
Total from
investment operations	0.25		(0.22)	3.13	(0.76)	(1.73)	(0.03)

Less distributions:
From net investment income	(0.08)		(0.18)	(0.23)	(0.17)	(0.02)	—
From net realized
gain on investments	—		—	—	—	(0.01)	—
Total distributions	(0.08)		(0.18)	(0.23)	(0.17)	(0.03)	—
Redemption fees retained^+	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$17.12		$16.95	$17.35	$14.45	$15.38	$17.14

Total return	1.58	%‡	-1.36%	21.74%	-4.94%	-10.07%	-0.17%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$44,668		$43,959	$66,177	$95,191	$159,213	$200,819
Ratio of expenses to
average net assets:
Before advisory fee waiver	1.48	%†	1.43%	1.36%	1.64%	1.59%	1.61%
After advisory fee waiver	1.35	%†	1.32%	1.33%	1.35%	1.35%	1.35%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	0.28	%†	0.35%	0.81%	0.79%	0.75%	0.14%
After advisory fee waiver	0.41	%†	0.46%	0.84%	1.08%	0.99%	0.40%
Portfolio turnover rate	20.16	%‡	39.04%	23.48%	14.99%	27.30%	23.82%

+	Less than $0.005.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class

	Six Months
	Ended
	April 30,
	2019		Year Ended October 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value,
beginning of period	$14.58		$14.48	$11.73	$11.62	$12.43	$12.55

Income from
investment operations:
Net investment income^	0.11		0.17	0.21	0.19	0.14	0.12
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	0.66		0.14	2.74	0.06	(0.83)	0.92
Total from
investment operations	0.77		0.31	2.95	0.25	(0.69)	1.04

Less distributions:
From net investment income	(0.19)		(0.21)	(0.20)	(0.14)	(0.09)	(0.14)
From net realized
gain on investments	—		—	—	—	(0.03)	(1.02)
Total distributions	(0.19)		(0.21)	(0.20)	(0.14)	(0.12)	(1.16)
Net asset value, end of period	$15.16		$14.58	$14.48	$11.73	$11.62	$12.43

Total return	5.41	%‡	2.15%	25.37%	2.23%	-5.56%	8.75%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$1,306		$1,222	$1,582	$2,037	$2,215	$2,593
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	4.59	%†	4.27%	4.42%	3.86%	4.00%	7.27%
After advisory fee waiver and
expense reimbursement	0.87	%†	0.94%	0.89%	1.00%~	1.15%	1.25%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(2.21	%)†	(2.21%)	(1.90%)	(1.17%)	(1.65%)	(5.05%)
After advisory fee waiver and
expense reimbursement	1.51	%†	1.12%	1.63%	1.69%	1.20%	0.97%
Portfolio turnover rate	22.17	%‡	25.80%	34.31%	25.66%	21.22%	61.96%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.15%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	April 30,
	2019		Year Ended October 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value,
beginning of period	$14.66		$14.55	$11.80	$11.71	$12.50	$12.61

Income from
investment operations:
Net investment income^	0.11		0.19	0.23	0.22	0.19	0.19
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	0.68		0.16	2.75	0.06	(0.83)	0.89
Total from
investment operations	0.79		0.35	2.98	0.28	(0.64)	1.08

Less distributions:
From net investment income	(0.23)		(0.24)	(0.23)	(0.19)	(0.12)	(0.17)
From net realized
gain on investments	—		—	—	—	(0.03)	(1.02)
Total distributions	(0.23)		(0.24)	(0.23)	(0.19)	(0.15)	(1.19)
Net asset value, end of period	$15.22		$14.66	$14.55	$11.80	$11.71	$12.50

Total return	5.57	%‡	2.37%	25.53%	2.47%	-5.14%	9.12%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$3,675		$3,482	$3,401	$4,749	$4,634	$4,882
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	4.47	%†	4.09%	4.25%	3.61%	3.59%	8.49%
After advisory fee waiver and
expense reimbursement	0.75	%†	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(2.09	%)†	(2.06%)	(1.72%)	(0.94%)	(1.25%)	(6.19%)
After advisory fee waiver and
expense reimbursement	1.63	%†	1.28%	1.78%	1.92%	1.59%	1.55%
Portfolio turnover rate	22.17	%‡	25.80%	34.31%	25.66%	21.22%	61.96%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class

	Six Months				December 31,
	Ended				2015*
	April 30,				through
	2019		Year Ended October 31,		October 31,
	(Unaudited)		2018	2017	2016
Net asset value, beginning of period	$12.29		$12.16	$10.41	$10.00

Income from investment operations:
Net investment income^	0.03		0.04	0.10	0.08
Net realized and unrealized gain/
(loss) on investments and foreign
currency related transactions	(0.07)		0.17	1.91	0.33
Total from investment operations	(0.04)		0.21	2.01	0.41

Less distributions:
From net investment income	(0.12)		(0.08)	(0.10)	—
From net realized
gain on investments	—		—	(0.16)	—
Total distributions	(0.12)		(0.08)	(0.26)	—
Net asset value, end of period	$12.13		$12.29	$12.16	$10.41

Total return	-0.33	%‡	1.70%	19.49%+	4.10	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$330		$478	$230	$170
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	12.22	%†	11.13%	13.89%	16.98	%†
After advisory fee waiver and
expense reimbursement	1.12	%†	1.19%	1.27%	1.32%†~
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver and
expense reimbursement	(10.56	%)†	(9.65%)	(11.74)%	(14.76	%)†
After advisory fee waiver and
expense reimbursement	0.54	%†	0.29%	0.88%	0.90	%†
Portfolio turnover rate	42.92	%‡	42.91%	95.79%	79.44	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.40%.
+
Includes increase from payments made by the Adviser and net gain realized of 0.00% related to the disposal of securities held in violation of an investment restriction.  Refer to Note 9 for further details.

†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class

	Six Months				December 31,
	Ended				2015*
	April 30,				through
	2019		Year Ended October 31,		October 31,
	(Unaudited)		2018	2017	2016
Net asset value, beginning of period	$12.33		$12.20	$10.44	$10.00

Income from investment operations:
Net investment income^	0.04		0.06	0.13	0.11
Net realized and unrealized gain/
(loss) on investments and foreign
currency related transactions	(0.08)		0.18	1.92	0.33
Total from investment operations	(0.04)		0.24	2.05	0.44

Less distributions:
From net investment income	(0.15)		(0.11)	(0.13)	—
From net realized
gain on investments	—		—	(0.16)	—
Total distributions	(0.15)		(0.11)	(0.29)	—
Net asset value, end of period	$12.14		$12.33	$12.20	$10.44

Total return	-0.21	%‡	1.95%	19.78%+	4.40	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,413		$1,416	$1,389	$1,160
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	12.10	%†	11.19%	13.77%	17.67	%†
After advisory fee waiver and
expense reimbursement	1.00	%†	1.00%	1.00%	1.04	%†
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver and
expense reimbursement	(10.44	%)†	(9.75%)	(11.62%)	(15.31	%)†
After advisory fee waiver and
expense reimbursement	0.66	%†	0.44%	1.15%	1.32	%†
Portfolio turnover rate	42.92	%‡	42.91%	95.79%	79.44	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
+
Includes increase from payments made by the Adviser and net gain realized of 0.00% related to the disposal of securities held in violation of an investment restriction.  Refer to Note 9 for further details.

†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund, the Huber Capital Small Cap Value Fund, the Huber Capital Diversified Large Cap Value Fund, and the Huber Capital Mid Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”), the Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”), and the Huber Capital Mid Large Cap Value Fund (the “Mid Cap Value Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The Investor Class of the Equity Income Fund and the Small Cap Value Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Equity Income Fund and the Small Cap Value Institutional Classes subsequently commenced operations on October 25, 2011. The Diversified Large Cap Value Fund commenced operations on December 31, 2012.  The Mid Cap Value Fund commenced operations on December 31, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the tax positions of the Funds, and has concluded that no liability for unrecognized tax benefits

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2019 (Unaudited), Continued

should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 – 2018, or expected to be taken in the Funds’ 2019 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2019 (Unaudited), Continued

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  During the six months ended April 30, 2019, the redemption fees retained by each Fund are disclosed in the statement of changes.

G.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2019 (Unaudited), Continued

I.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At April 30, 2019, the Funds had no investments in illiquid securities.

J.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of April 30, 2019, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investment and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 p.m. EST).

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2019 (Unaudited), Continued

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”) doing business as U.S. Bank Global Fund Services the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board. Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2019 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2019:

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,078,153	$—	$—	$4,078,153
Consumer Staples	2,674,534	—	—	2,674,534
Energy	2,957,411	—	—	2,957,411
Financial Services	15,973,691	—	—	15,973,691
Health Care	9,061,213	—	—	9,061,213
Information Technology	4,318,793	—	—	4,318,793
Materials & Processing	135,465	—	—	135,465
Producer Durables	14,206,661	—	—	14,206,661
Technology	8,191,950	—	—	8,191,950
Utilities	3,060,140	—	—	3,060,140
Total Common Stocks	64,658,011	—	—	64,658,011
Total Investments
in Securities	$64,658,011	$—	$—	$64,658,011

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$651,881	$—	$—	$651,881
Consumer Discretionary	1,901,738	—	—	1,901,738
Energy	5,985,431	—	—	5,985,431
Financial Services	22,626,043	—	—	22,626,043
Health Care	3,762,898	—	—	3,762,898
Industrials	1,359,380	—	—	1,359,380
Information Technology	5,738,308	—	—	5,738,308
Materials & Processing	7,122,660	—	—	7,122,660
Producer Durables	9,286,833	—	—	9,286,833
Real Estate	1,253,569	—	—	1,253,569
Technology	2,128,580	—	—	2,128,580
Utilities	2,722,166	—	—	2,722,166
Total Common Stocks	64,539,487	—	—	64,539,487
Short-Term Investments	1,095,057	—	—	1,095,057
Total Investments
in Securities	$65,634,544	$—	$—	$65,634,544

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2019 (Unaudited), Continued

Diversified Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$148,392	$—	$—	$148,392
Consumer Discretionary	389,254	—	—	389,254
Consumer Staples	290,656	—	—	290,656
Energy	370,707	—	—	370,707
Financial Services	1,145,871	—	—	1,145,871
Health Care	495,284	—	—	495,284
Information Technology	217,935	—	—	217,935
Materials & Processing	84,174	—	—	84,174
Producer Durables	837,617	—	—	837,617
Technology	543,172	—	—	543,172
Utilities	319,898	—	—	319,898
Total Common Stocks	4,842,960	—	—	4,842,960
Short-Term Investments	132,948	—	—	132,948
Total Investments
in Securities	$4,975,908	$—	$—	$4,975,908

Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$16,676	$—	$—	$16,676
Consumer Discretionary	57,047	—	—	57,047
Consumer Staples	83,589	—	—	83,589
Energy	272,130	—	—	272,130
Financial Services	485,458	—	—	485,458
Health Care	112,641	—	—	112,641
Industrials	207,558	—	—	207,558
Information Technology	251,921	—	—	251,921
Materials & Processing	89,848	—	—	89,848
Real Estate	77,113	—	—	77,113
Utilities	75,153	—	—	75,153
Total Common Stocks	1,729,134	—	—	1,729,134
Short-Term Investments	5,444	—	—	5,444
Total Investments
in Securities	$1,734,578	$—	$—	$1,734,578

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at April 30, 2019, the end of the reporting period. There were no transfers between levels during the six months ended April 30, 2019.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2019 (Unaudited), Continued

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess of $20 billion.  For the period February 28, 2019 through February 27, 2020, the Adviser has agreed to voluntarily reduce the Equity Incomes Fund’s contractual management fee from 0.99% to 0.75%.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion.  For the period February 28, 2019 through February 27, 2020, the Adviser has agreed to voluntarily reduce the Small Cap Value Fund’s contractual management fee from 1.35% to 0.99%.  The Diversified Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion.  For the period February 28, 2019 through February 27, 2020, the Adviser has agreed to voluntarily reduce the Large Cap Value Fund’s contractual management fee from 0.75% to 0.00%.  The Mid Cap Value Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  For the period February 28, 2019 through February 27, 2020, the Adviser has agreed to voluntarily reduce the Mid

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2019 (Unaudited), Continued

Cap Value Fund’s contractual management fee from 1.00% to 0.00%.  For the six months ended April 30, 2019, the advisory fees incurred by the Funds are disclosed in the statement of operations.

The Funds are responsible for their own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses as follows:

	Investor Class	Institutional Class
Equity Income Fund	1.39%	0.99%
Small Cap Value Fund	1.75%	1.35%
Diversified Large Cap Value Fund	1.15%	0.75%
Mid Cap Value Fund	1.40%	1.10%

Percent of average daily net assets of the Funds.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36 month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2019, the Adviser reduced its fees and absorbed Fund expenses in the amount of $60,365 for the Equity Income Fund, $40,620 for the Small Cap Value Fund, $85,190 for the Diversified Large Cap Value Fund, and $93,712 for the Mid Cap Value Fund.

No amounts were recouped by the Adviser. Cumulative expenses subject to recapture expire as follows:

			Diversified
	Equity	Small Cap	Large Cap	Mid Cap
Date	Income Fund	Value Fund	Value Fund	Value Fund
10/31/2019	$150,215	$189,730	$95,055	$94,943
10/31/2020	312,041	27,460	199,514	198,425
11/20 – 10/21	165,923	83,092	171,136	191,572
11/21 – 4/22	60,365	40,620	85,190	93,712
	$688,544	$340,902	$550,895	$578,652

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2019 (Unaudited), Continued

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent.  In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.  Fees paid by the Funds to Fund Services for these services for the six months ended April 30, 2019 are disclosed in the statement of operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds’.  Both the Distributor and Custodian are affiliates of the Administrator.  Fees paid for custody services for the six months ended April 30, 2019 are disclosed in the statements of operations.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class of the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Investor Class and at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class of the Mid Cap Value Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended April 30, 2019, the shareholder servicing fees accrued by the Investor Class for all Funds and the Institutional Class for the Mid Cap Value Fund are disclosed in the statement of operations.

NOTE 6 – 12B-1 DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2019 (Unaudited), Continued

covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the six months ended April 30, 2019, the 12b-1 fees accrued by each Fund’s Investor Class are disclosed in the statement of operations.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2019, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

			Diversified
	Equity	Small Cap	Large Cap	Mid Cap
	Income Fund	Value Fund	Value Fund	Value Fund
Purchases	$10,624,540	$12,688,080	$1,004,971	$719,409
Sales	21,307,401	15,985,604	1,085,095	870,432

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2019 and the year ended October 31, 2018 was as follows:

	Equity Income Fund
	Six Months Ended	Year Ended
	April 30, 2019	October 31, 2018
Ordinary income	$905,434	$1,145,373

	Small Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2019	October 31, 2018
Ordinary income	$244,346	$682,427

	Diversified Large Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2019	October 31, 2018
Ordinary income	$70,611	$78,919

	Mid Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2019	October 31, 2018
Ordinary income	$20,779	$14,037

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2019 (Unaudited), Continued

As of October 31, 2018, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity	Small Cap
	Income Fund	Value Fund
Cost of investments (a)	$42,823,886	$54,490,543
Gross unrealized appreciation	29,997,049	21,448,677
Gross unrealized depreciation	(1,473,795)	(7,714,112)
Net unrealized appreciation (a)	28,523,254	13,734,565
Net unrealized depreciation/(depreciation)
on foreign currency	—	(88)
Undistributed ordinary income	701,317	221,240
Undistributed long-term capital gains	—	—
Total distributable earnings	701,317	221,240
Other accumulated gains/(losses)	(3,262,857)	(12,366,568)
Total accumulated earnings/(losses)	$25,961,714	$1,589,149

	Diversified
	Large Cap	Mid Cap
	Value Fund	Value Fund
Cost of investments (a)	$3,378,426	$1,595,489
Gross unrealized appreciation	1,465,798	418,588
Gross unrealized depreciation	(116,531)	(119,860)
Net unrealized appreciation (a)	1,349,267	298,728
Net unrealized appreciation/(depreciation)
on foreign currency	—	(1)
Undistributed ordinary income	53,880	18,933
Undistributed long-term capital gains	—	—
Total distributable earnings	53,880	18,933
Other accumulated gains/(losses)	(132,541)	(12,444)
Total accumulated earnings/(losses)	$1,270,606	$305,216

(a)	The difference between book-basis and tax-basis cost and net realized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2019 (Unaudited), Continued

At October 31, 2018, the Funds had capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Short-Term	Long-Term
Equity Income Fund	$674,062	$2,588,795
Small Cap Value Fund	5,377,074	6,989,494
Diversified Large Cap Value Fund	132,541	—
Mid Cap Value Fund	—	12,444

These capital losses may be carried forward indefinitely to offset future gains.

NOTE 9 – ADVISOR REIMBURSEMENT FOR LOSS

On March 28, 2017, the Mid Cap Value Fund received a reimbursement of $94 from the Advisor related to net losses incurred on the disposal of investments that were purchased in violation of the Fund’s investment restrictions during the year ended October 31, 2017.

NOTE 10 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Foreign Securities and Emerging Markets Risk – Investments in foreign securities and emerging markets are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect each Fund’s investments. In addition, the Funds may invest in emerging markets which are more volatile than the markets of developed countries.

•
Value Style Investing Risk – The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Funds may underperform other funds that use different investing styles.

•
Sector Emphasis Risk – Securities of companies in the same or related businesses, if comprising a significant portion of each Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2019 (Unaudited), Continued

•
Small Companies Risk (Small Cap Value Fund only) – Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Mid Cap Company Risk (Mid Cap Value Fund only) – A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

Huber Funds

NOTICE TO SHAREHOLDERS at April 30, 2019 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-482-3726 (888-HUBERCM) to request individual copies of these documents.  Once the Transfer Agent receive notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Huber Capital Equity Income Fund
Huber Capital Small Cap Value Fund
Huber Capital Diversified Large Cap Value Fund
Huber Capital Mid Cap Value Fund

At a meeting held on December 5-6, 2018, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Huber Capital Management, LLC (the “Adviser”) on behalf of the Huber Capital Equity Income Fund (the “Equity Income Fund”), Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”), Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”) and Huber Capital Mid Cap Value Fund (the “Mid Cap Fund”) (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 17-18, 2018, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determination.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of July 31, 2018 on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  The Board noted that the Mid Cap Value Fund was newer, with less than three years of performance. The Board also took into account that each Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund’s performance, the Trustees also considered the broader perspective of the Fund’s performance over varying time periods, the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected market conditions. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as each Fund’s level of risk tolerance, may differ significantly from funds in its peer universe. The Trustees also discussed with the Adviser and considered that certain periods of underperformance may be transitory while other periods of underperformance may be reflective of broader issues that may warrant consideration of corrective action. The Board therefore took into account the Adviser’s views as to the reasons for each Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for each Fund. In considering each Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

Equity Income Fund: The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year and ten-year periods, and below its peer group median for the three-year and five-year periods.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting the Adviser’s explanation for the differences, including that the Fund is managed for tax efficiency while the majority of similarly managed accounts are not, differences in cash flow and client-specific restrictions.

Small Cap Value Fund: The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, above its peer group median for the one-year and ten-year periods and was below its peer group median for the three-year and five-year periods.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting the Adviser’s explanation for the differences, including that the Fund is managed for tax efficiency while the majority of similarly managed accounts are not, differences in cash flow and client-specific restrictions.

Diversified Large Cap Value Fund: The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year and three-year periods and below its peer group median for the five-year and since inception periods.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, noting the Adviser’s explanation for the differences, including that the Fund is managed for tax efficiency while the majority of similarly managed accounts are not, differences in cash flow and client-specific restrictions.

Mid Cap Value Fund: The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year and since inception periods.

The Board also reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board noted that the Adviser represented it does not have any similarly managed accounts to the Fund.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each of the Funds, the Board reviewed

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

comparisons to the peer funds and the Adviser’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Equity Income Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.39% for Investor Class shares and 0.99% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes. The Board also noted that the total expense ratio for Institutional Class shares was above the peer group median but below the peer group average and above the peer group median and slightly above the peer group average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board noted that the Adviser had agreed to voluntarily reduce its contractual management fee from 0.99% to 0.75% through at least February 27, 2019. The Board noted that the contractual advisory fee was significantly above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes and that the voluntarily reduced advisory fee was also above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the net advisory fee received by the Adviser from the Fund during the year ended July 31, 2018 was above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board found that the contractual management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund and that the minimum investment amount for the separate account clients is much higher than that of the Fund.  The Board also took into consideration the services the Adviser provides to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

the Fund.  The Board noted that the Adviser was considering implementing another voluntary advisory fee reduction and that while the Fund’s expenses and contractual advisory fee were generally above the range of its peer group, that they were not unreasonable.

Small Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain Expense Caps for the Fund of 1.75% for Investor Class shares and 1.35% for Institutional Class shares.  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also noted that the total expense ratio for Institutional Class shares was above the peer group median and average and equal to the peer group median and above the peer group average when the Fund’s peer group was adjusted to include only funds with similar asset sizes. The Board noted that the Adviser had agreed to voluntarily reduce its contractual management fee from 1.35% to 0.99% through at least February 27, 2019. The Board also noted that the contractual advisory fee and voluntarily reduced advisory fee were both above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board found that the management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund.  The Board also took into consideration the services the Adviser provides to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board noted that the Adviser was considering implementing another voluntary advisory fee reduction and that while the Fund’s expenses and contractual advisory fee were generally above the range of its peer group, that they were not unreasonable.

Diversified Large Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain Expense Caps for the Fund of 1.15% for Investor Class shares and 0.75% for Institutional Class shares.  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the peer group median and average. The Board also noted that the Fund’s total expense ratio for Investor Class shares when the Fund’s peer group was adjusted to include only funds with similar asset sizes was above the peer group median and below the peer group average.  The Board noted that the total expense ratio for Institutional Class shares was below the peer group median and average, as well as below the peer group

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board noted that the Adviser had agreed to voluntarily reduce its contractual management fee from 0.75% to 0.00% through at least February 27, 2019. The Board also noted that the contractual advisory fee was above the peer group median and average. The Board noted that the contractual advisory fee when the Fund’s peer group was adjusted to include only funds with similar asset sizes was above the peer group median and average.  The Board also noted that the voluntarily reduced advisory fee was below the peer group median and average, as well as below the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Adviser did not receive any advisory fees from the Fund during the year ended July 31, 2018.  The Board found that the management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund.  The Board also took into consideration the services the Adviser provides to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board noted that the Adviser was considering implementing another voluntary advisory fee reduction. As a result, the Board noted that the Fund’s expenses and contractual advisory fee were not outside the range of its peer group.

Mid Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain Expense Caps for the Fund of 1.40% for Investor Class shares and 1.10% for Institutional Class shares.  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the peer group median and average. The Board also noted that the Fund’s total expense ratio for Investor Class shares when the Fund’s peer group was adjusted to include only funds with similar asset sizes was above the peer group median and average.  The Board noted that the total expense ratio for Institutional Class shares was above the peer group median and below the peer group average, and was also below the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board noted that the Adviser had agreed to voluntarily reduce its contractual management fee from 1.00% to 0.00% through at least February 27, 2019. The Board also noted that the contractual advisory fee was above the peer group median and average. The Board noted that the contractual advisory fee when the Fund’s peer

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

group was adjusted to include only funds with similar asset sizes was above the peer group median and average.  The Board also noted that the voluntarily reduced advisory fee was below the peer group median and average, as well as below the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Adviser did not receive any advisory fees from the Fund during the year ended July 31, 2018.  The Board noted that the Adviser represented it does not have any similarly managed accounts to the Fund.  The Board noted that the Adviser was considering implementing another voluntary advisory fee reduction. As a result, the Board noted that the Fund’s expenses and contractual advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders, noting that the Advisory Agreement provides for breakpoints when the Funds reach certain asset levels (beginning at $10 billion for the Equity Income Fund, $5 billion for the Small Cap Value Fund and $10 billion for the Diversified Large Cap Value Fund).  The Board noted that these breakpoint levels were significantly above each respective Fund’s current asset level and that they would continue to review economies of scale at asset levels that were below these breakpoint levels. The Board also noted that the Mid Cap Value Fund does not have breakpoints in its advisory fee schedule. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps and also considered that each Fund’s advisory fees contained breakpoints at very high asset levels.  The Board also noted that the Adviser had voluntarily reduced each Fund’s advisory fee and continued to waive all or a portion of each Fund’s advisory fee to maintain the expense caps, and therefore, at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders. As a result, the Board concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.  The Board noted that the current breakpoint schedules in the Advisory Agreement may be adjusted if additional significant economies of scale are realized as Fund assets grow such that their economies may be shared with shareholders at lower asset levels than currently provided in the Advisory Agreement.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits, including benefits received in the form of Rule 12b-1 fees received by the Adviser, “soft dollars” benefits that may be received by the Adviser in exchange for Fund brokerage, and shareholder servicing plan fees received by the Adviser.  The Board also reviewed information from the Adviser indicating that clients do not invest in the Funds through separately managed accounts, and as a result the Adviser was not receiving additional fall-out benefits from any such relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained sufficient resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Equity Income Fund, Small Cap Value Fund, Diversified Large Cap Value Fund and Mid Cap Value Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of the Funds and their shareholders.

Huber Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Huber Capital Management, LLC
2321 Rosecrans Avenue, Suite 3245
El Segundo, California 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Custodian
U.S. Bank National Association
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)   Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

  (b)  Not Applicable

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

       Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/  Jeffrey T. Rauman__
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date  7/8/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date  7/8/19

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date 7/9/19

* Print the name and title of each signing officer under his or her signature.